SIGNIFICANT ACCOUNTING POLICIES (Schedule of lease liabilities) (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018		$ 5,434
Discounted operating lease commitment at January 1, 2019		4,685
Add: Leases of other equipment		32
Leases that were previously identified as leases under IAS 17		138
Lease liabilities as at January 1, 2019		$ 4,855
Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average incremental borrowing rate as at January 1, 2019 (1)	[1]		3.06%
Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average incremental borrowing rate as at January 1, 2019 (1)	[1]	4.60%

[1]	The weighted average incremental borrowing rate was evaluated based on credit risk, terms of the leases and other economic variables. The weighted average incremental borrowing rate was used to discount future lease payments in the calculation of the lease liability on the date of initial adoption of the Standard.